NOTE 12 - COMMITMENTS AND CONTINGENCIES	28 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
NOTE 12 - COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Leases

The Company leases various facilities under a non-cancelable operating lease expiring on September 30, 2013. The current minimum monthly rental payment is $4,750 plus various expenses incidental to use of the property. The Company has an option to extend the lease for one twelve month period at slightly higher monthly rent.

The Company also leases a research facility in New Albany, Indiana under a sixty-five month lease expiring March 30, 2015. The Company evaluated the lease under FASB ASC 840-20 “Operating Leases” and notes that the lease qualifies as an escalating lease. Therefore, rent expense was calculated on a straight-line basis, and was determined to be $3,124 per month. The Company’s deferred rent liability for the three month period ended March 31, 2013 and for the years ended December 31, 2012 and December 31, 2011 were $64,240, $61,098, and $47,197, respectively.

Future minimum lease commitments at December 31, 2012 are as follows:

2013	$88,910
2014	$58,624
2015	$15,479
Total	$163,013

Rent expense for all periods presented are as follows:

Three months ended March 31, 2013	$44,263
Three months ended March 31, 2012	$37,618
Year ended December 31, 2012	$95,981
Year ended December 31, 2011	$51,741

Litigations

Various lawsuits, claims and other contingencies arise in the ordinary course of the Company’s business activities. While the ultimate outcome of the aforementioned contingencies are not determinable at this time, management believes that any liability or loss resulting therefrom will not materially affect the financial position, result of operations or cash flows of the Company.